Capital Stock - Additional Information, Stock-based compensation of Subsidiaries (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	507,000	1,490,000	0
Stock option per share value (dollars per share)	$ 5.81	$ 2.88	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Deferred	18,932	19,097
Non-Management Directors | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture	$ 0.3	$ 0.3	$ 0.3
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards	47,330	95,485	149,366
Employee stock compensation and other, Number of Shares	28,398	82,396
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years
Stock options granted (in shares)	506,579	1,489,648
Stock option, term (in years)	10 years
Stock Options | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	0
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards	329,735	787,586	355,944
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture	$ 1.9	$ 2.3	$ 1.4
Vesting period (in years)	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Deferred	354,580	243,171
Share Based Compensation Arrangement by Share Based Payment Award, Equity Instrument other than Options, Vested and Deferred	369,672
Restricted Stock Units | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years
Restricted Stock Units | Officers and Employees | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards	63,699	104,185	109,953
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture	$ 2.3	$ 1.9	$ 1.7
2007 LTIP [Member] | Common Class A | Non-Management Directors | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period		16,648	16,772
2023 LTIP | Common Class A | Non-Management Directors | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period	8,188